Goodwill and Intangibles (Details) $ in Thousands	9 Months Ended
Sep. 30, 2017 USD ($)
Beginning Balance	$ 1,079,518
Disposal of Vintage	(14,662)
Adjustments of PR Newswire	(2,200)
Effects of foreign currency	26,545
Ending Balance	1,113,813
Bulletin Intelligence [Member]
Acquisition	19,520
Argus [Member]
Acquisition	$ 5,092